UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21705
Nuveen Tax-Advantaged Floating Rate Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Jessica R. Droeger—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        7/31
Date of reporting period:    10/31/2006
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Tax-Advantaged Floating Rate Fund (JFP)
October 31, 2006

Principal
Amount (000)/
Shares	Description (1)	Coupon			Ratings (2)	Value

	Preferred Securities – 137.6% (99.7% of Total Investments)

	Capital Markets – 18.5%

300,000	Goldman Sachs Group Inc., (3)	6.196%	(4)		A	$7,752,000
300,000	Lehman Brothers Holdings Inc., Series G, (3)	6.070%	(4)		A-	7,725,000
288,300	Merrill Lynch & Co., Inc., (3)	6.150%	(4)		A	7,458,321
200,000	Morgan Stanley, Series 2006A (3)	6.071%	(4)		A2	5,237,500
80	Richmond County Capital Corporation, 144A Series B	8.250%			N/R	8,435,020
35,600	UBS Preferred Funding Trust IV	6.020%	(4)		AA-	900,680

	Total Capital Markets					37,508,521

	Commercial Banks – 88.1%

9,000	ABN AMRO North America Capital Funding, Series 144A, (3)	6.968%			A2	9,621,563
105,578	Banco Santander (3)	6.410%			A2	2,694,351
120,000	Bank of America Corporation, Series D (3)	6.204%			A1	3,106,800
180,000	Bank of America Corporation, Series E (WI/DD, Settling 11/06/06) (3)	5.718%	(4)		A1	4,556,250
14,422	Barclays Bank PLC	6.625%			Aa3	376,558
5,000	Barclays Bank PLC (6)	6.278%			Aa3	4,893,750
7,000	City National Bancshares Corporation, Series F, 144A (MMB) (3)	8.533%			N/R	7,251,125
20,000	Cobank ABC, 144A, (3)	7.000%			N/R	1,049,780
1,000	CoreStates Capital Trust III, Series 144A	5.975%	(4)		A1	974,611
10,000	FBOP Corporation, Series 2005A, 144A (MMB) (3)	8.120%	(4)		N/R	10,096,250
7,000	First Tennessee Bank, 144A, (3)	6.220%	(4)		A3	7,209,563
10,000	Heartland Bank, Series A, 144A (MMB) (3)	8.471%	(4)		N/R	10,355,625
300,000	HSBC USA Inc., (3)	6.122%	(4)		A	7,800,000
5,000	MidCarolina Financial Corporation, Series 144A (MMB) (3)	8.342%			N/R	5,176,250
10,000	Pedcor Bancorp, Series A, 144A (MMB) (3)	7.280%	(4)		N/R	10,408,747
5,000	Pedcor Financial Bancorp., 144A (MMB) (3)	8.387%	(4)		N/R	5,202,813
5,000	Regent Bancorp Inc., 144A Series A (MMB) (3)	8.481%			N/R	5,179,375
10,000	River Valley Bancorp, 144A Series A (MMB) (3)	7.380%	(4)		N/R	10,378,125
10,000	Rogers Bancshares Inc., 144A Series A (MMB) (3)	8.870%	(4)		NA	10,358,750
6,500	SG Preferred Capital II LLC, (3)	6.302%			A1	6,859,125
10,000	Shorebank Corporation, Series 144A (MMB) (3)	6.923%	(4)		N/R	10,378,125
5,000	Sleepy Hollow Bank, 144A Series A (MMB) (3)	6.920%	(4)		N/R	5,189,063
1,000	St. George Funding Company LLC, 144A (3)	8.485%			A3	1,053,338
1,000	Southern Bancorp Inc., (MMB) (3)	9.330%	(4)		N/R	10,328,375
300,000	SunTrust Bank Inc. (3)	5.920%	(4)		A2	7,950,000
3,500	Truman Bancorp Inc. (MMB) (3)	8.638%	(4)		N/R	3,626,656
235,000	U.S. Bancorp, Series 2006B (3)	5.974%	(4)		A1	6,198,125
10,000	Vineyard National Bancorp, 144A Series C (MMB) (3)	6.950%	(4)		N/R	10,378,125

	Total Commercial Banks					178,651,218

	Consumer Finance – 4.0%

79,200	SLM Corporation, (3)	6.090%	(4)		BBB+	8,212,050

	Insurance – 15.3%

386,500	Aegon N.V.	6.375%			A-	9,809,370
146,200	MetLife Inc., Series B, (3)	6.500%			BBB	3,801,200
1,200	Oil Insurance Limited, 144A	7.550%			Baa1	1,252,438
320,000	Prudential PLC	6.500%			A-	8,144,000
2,000	Twin Reefs Trust Pass Through to XL Financial Assurance Ltd. Preferred Stock Series B	6.320%	(4)		Aa2	2,003,616
6,000	Zurich RegCaPS Funding Trust VI, Series 144A, (3)	6.115%	(4)		Baa2	6,144,375

	Total Insurance					31,154,999

	Thrifts & Mortgage Finance – 2.5%

5,000	RMG Capital Corporation, 144A (MMB) (3)	9.450%	(4)		N/R	5,177,813

	U.S. Agency – 9.2%

100,100	Federal National Government Association, (3)	4.716%	(4)		AA-	5,028,023
125,000	Federal National Government Association, (3)	5.396%	(4)		AA-	6,309,375
19,600	Federal Home Loan Mortgage Corporation, (3)	6.140%			Aa3	984,900
15,400	Federal Home Loan Mortgage Corporation, (3)	3.850%	(4)		AA-	676,060
71,000	Federal Home Loan Mortgage Corporation, (3)	5.100%			AA-	3,226,063
58,200	Federal Home Loan Mortgage Corporation, (3)	3.930%	(4)		AA-	2,534,610

	Total U.S. Agency					18,759,031

	Total Preferred Securities (cost $274,580,196)					279,463,632

Principal
Amount (000)	Description (1)	Coupon		Maturity		Value

	Short-Term Investments – 0.4% (0.3% of Total Investments)

$876	Repurchase Agreement with State Street Bank, dated 10/31/06, repurchase price $875,633, collateralized by $895,000 U.S. Treasury Notes, 4.875%, due 10/31/08, value $897,238	5.050%		11/01/06		$875,510

	Total Short-Term Investments (cost $875,510)					875,510

	Total Investments (cost $275,455,706) – 138.0%					280,339,142

	Other Assets Less Liabilities – 0.4%					774,028

	Preferred Shares, at Liquidation Value – (38.4)%					(78,000,000)

	Net Assets Applicable to Common Shares – 100%					$203,113,170

Interest Rate Swaps outstanding at October 31, 2006:

		Fixed Rate
		Paid	Fixed Rate	Floating Rate	Floating Rate		Unrealized
	Notional	by the Fund	Payment	Received by	Payment	Termination	Appreciation
Counterparty	Amount	(Annualized)	Frequency	the Fund (5)	Frequency	Date	(Depreciation)

Goldman Sachs	$7,000,000	4.563%	Semi-Annually	5.367%	Quarterly	9/29/10	$117,799
Goldman Sachs	1,500,000	5.278	Semi-Annually	5.390	Quarterly	12/09/35	(23,828)
Goldman Sachs	8,700,000	5.788	Semi-Annually	5.398	Quarterly	6/02/36	(821,557)
JPMorgan	5,000,000	4.592	Semi-Annually	5.426	Quarterly	8/17/10	82,458
JPMorgan	5,000,000	4.511	Semi-Annually	5.400	Quarterly	8/31/10	93,642
JPMorgan	1,300,000	4.962	Semi-Annually	5.380	Quarterly	7/27/35	41,146
JPMorgan	1,500,000	5.436	Semi-Annually	5.390	Quarterly	9/11/36	(39,776)
Morgan Stanley	3,000,000	4.590	Semi-Annually	5.373	Quarterly	7/15/15	74,223
Morgan Stanley	6,500,000	4.850	Semi-Annually	5.373	Quarterly	7/14/35	314,542
Morgan Stanley	4,000,000	4.880	Semi-Annually	5.373	Quarterly	7/15/35	176,018
Morgan Stanley	1,750,000	4.900	Semi-Annually	5.374	Quarterly	7/18/35	71,923
Morgan Stanley	1,700,000	4.930	Semi-Annually	5.374	Quarterly	7/21/35	62,119

							$148,709

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Investment is eligible for the Dividends Received Deduction.

(4)
Security has a floating rate coupon which is periodically reset based on a fixed percentage rate above a predetermined index or benchmark. The coupon rate disclosed is that in effect at the end of the reporting period.

(5)	Based on USD-LIBOR (United States Dollar – London Inter-Bank Offered Rate)

(6)	Portion of the investment, with an aggregate market value of $675,338, has been pledged to collateralize the net payment obligations under interest rate swap contracts.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(MMB)	Middle Market Bank.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of premium amortization on debt securities, and timing differences in recognizing certain gains and losses on investment transactions.
At October 31, 2006, the cost of investments was $275,469,232.
Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2006, were as follows:

Gross unrealized:
Appreciation	$5,674,240
Depreciation	(804,330)

Net unrealized appreciation (depreciation) of investments	$4,869,910

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Tax-Advantaged Floating Rate Fund

By (Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger
Vice President and Secretary

Date December 28, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date December 28, 2006

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date December 28, 2006

*	Print the name and title of each signing officer under his or her signature.